CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		$ 39,737	$ 46,343	$ 63,244
Cash flows from investing activities of continuing operations
Purchases of investments		(242,362)	(258,992)	(220,823)
Proceeds from sales of investments		141,470	135,824	131,100
Proceeds from maturities of investments		82,047	94,117	84,831
Change in deposits with banks		15,488	40,916	(66,871)
Change in loans		1,353	1,170	(30,198)
Proceeds from sales and securitizations of loans		9,610	4,752	9,123
Proceeds from significant disposals	[1]	5,932	346	0
Payments due to transfers of net liabilities associated with significant disposals	[1],[2]	(18,929)	(1,255)	0
Change in federal funds sold and securities borrowed or purchased under agreements to resell		22,895	14,467	4,274
Changes in investments and advances—intercompany		0	0	0
Other investing activities		(2,621)	(2,763)	(2,774)
Net cash provided by (used in) investing activities of continuing operations		14,883	28,582	(91,338)
Cash flows from financing activities of continuing operations
Dividends paid		(1,253)	(633)	(314)
Issuance of preferred stock		6,227	3,699	4,192
Redemption of preferred stock		0	0	(94)
Treasury stock acquired		(5,452)	(1,232)	(837)
Proceeds (repayments) from issuance of long-term debt, net		(8,224)	7,913	(9,589)
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		8,555	(48,336)	37,713
Change in federal funds purchased and securities loaned or sold under agreements to repurchase		(26,942)	(30,074)	(7,724)
Change in short-term borrowings		(37,256)	(1,099)	199
Net change in short-term borrowings and other advances—intercompany		0	0	0
Capital contributions from parent			0	0
Other financing activities		(428)	(508)	(452)
Net cash provided by (used in) financing activities of continuing operations		(64,773)	(70,270)	23,094
Effect of exchange rate changes on cash and cash equivalents		(1,055)	(2,432)	(1,558)
Discontinued operations
Net cash used in discontinued operations		0	0	(10)
Change in cash and due from banks		(11,208)	2,223	(6,568)
Cash and due from banks at beginning of period		32,108	29,885	36,453
Cash and due from banks at end of period		20,900	32,108	29,885
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		4,978	4,632	4,495
Cash paid during the year for interest		12,031	14,001	15,655
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs		0	(374)	6,718
Decrease in net loans associated with significant disposals reclassified to HFS		(9,063)	0	0
Decrease in investments associated with significant disposals reclassified to HFS		(1,402)	0	0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		(223)	0	0
Decrease in deposits with banks with significant disposals reclassified to HFS		(404)	0	0
Transfers to loans HFS from loans		28,600	15,100	17,300
Transfers to OREO and other repossessed assets		276	321	325
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS		(4,673)	0	0
Decrease in deposits associated with reclassifications to HFS		0	(20,605)	0
Increase in short-term borrowings due to consolidation of VIEs		0	500	6,718
Decrease in long-term debt due to deconsolidation of VIEs		0	(864)	0
Other Citigroup Inc. subsidiaries and eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		(424)	51,318	76,817
Cash flows from investing activities of continuing operations
Purchases of investments		(242,358)	(258,804)	(220,789)
Proceeds from sales of investments		141,417	135,741	130,715
Proceeds from maturities of investments		81,810	93,962	84,598
Change in deposits with banks		23,902	36,733	(73,113)
Change in loans		1,353	1,170	(30,198)
Proceeds from sales and securitizations of loans		9,610	4,752	9,123
Proceeds from significant disposals		5,932	346
Payments due to transfers of net liabilities associated with significant disposals		(18,929)	(1,255)
Change in federal funds sold and securities borrowed or purchased under agreements to resell		14,858	5,635	7,112
Changes in investments and advances—intercompany		34,504	4,437	(5,108)
Other investing activities		(2,523)	(2,696)	(2,607)
Net cash provided by (used in) investing activities of continuing operations		49,576	20,021	(100,267)
Cash flows from financing activities of continuing operations
Dividends paid		0	0	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock				0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		(8,212)	12,183	3,784
Proceeds (repayments) from issuance of long-term debt—intercompany, net		(12,557)	(1,131)	202
Change in deposits		8,555	(48,336)	37,713
Change in federal funds purchased and securities loaned or sold under agreements to repurchase		500	(14,806)	(10,492)
Change in short-term borrowings		(34,674)	(1,991)	(572)
Net change in short-term borrowings and other advances—intercompany		(13,160)	(4,509)	1,747
Capital contributions from parent			(8,500)	(12,330)
Other financing activities		0	(1)	(1)
Net cash provided by (used in) financing activities of continuing operations		(59,548)	(67,091)	20,051
Effect of exchange rate changes on cash and cash equivalents		(1,055)	(2,432)	(1,558)
Discontinued operations
Net cash used in discontinued operations				(10)
Change in cash and due from banks		(11,451)	1,816	(4,967)
Cash and due from banks at beginning of period		30,232	28,416	33,383
Cash and due from banks at end of period		18,781	30,232	28,416
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		4,692	4,044	4,586
Cash paid during the year for interest		4,769	6,071	6,566
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs			(374)	6,718
Decrease in net loans associated with significant disposals reclassified to HFS		(9,063)
Decrease in investments associated with significant disposals reclassified to HFS		(1,402)
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		(223)
Decrease in deposits with banks with significant disposals reclassified to HFS		(404)
Transfers to loans HFS from loans		28,600	15,100	17,300
Transfers to OREO and other repossessed assets		276	321	325
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS		(4,673)
Decrease in deposits associated with reclassifications to HFS			(20,605)
Increase in short-term borrowings due to consolidation of VIEs			500	6,718
Decrease in long-term debt due to deconsolidation of VIEs			(864)
Consolidating adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		0	0	0
Cash flows from investing activities of continuing operations
Purchases of investments		0	0	0
Proceeds from sales of investments		0	0	0
Proceeds from maturities of investments		0	0	0
Change in deposits with banks		0	0	0
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Proceeds from significant disposals		0	0
Payments due to transfers of net liabilities associated with significant disposals		0	0
Change in federal funds sold and securities borrowed or purchased under agreements to resell		0	0	0
Changes in investments and advances—intercompany		0	0	0
Other investing activities		0	0	0
Net cash provided by (used in) investing activities of continuing operations		0	0	0
Cash flows from financing activities of continuing operations
Dividends paid		0	0	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock				0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		0	0	0
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		0	0	0
Change in federal funds purchased and securities loaned or sold under agreements to repurchase		0	0	0
Change in short-term borrowings		0	0	0
Net change in short-term borrowings and other advances—intercompany		0	0	0
Capital contributions from parent			0	0
Other financing activities		0	0	0
Net cash provided by (used in) financing activities of continuing operations		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		0	0	0
Cash and due from banks at beginning of period		0	0	0
Cash and due from banks at end of period		0	0	0
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		0	0	0
Cash paid during the year for interest		0	0	0
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs			0	0
Decrease in net loans associated with significant disposals reclassified to HFS		0
Decrease in investments associated with significant disposals reclassified to HFS		0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		0
Decrease in deposits with banks with significant disposals reclassified to HFS		0
Transfers to loans HFS from loans		0	0	0
Transfers to OREO and other repossessed assets		0	0	0
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS		0
Decrease in deposits associated with reclassifications to HFS			0
Increase in short-term borrowings due to consolidation of VIEs			0	0
Decrease in long-term debt due to deconsolidation of VIEs			0
Citigroup Inc. | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		27,825	5,940	(7,881)
Cash flows from investing activities of continuing operations
Purchases of investments		0	0	0
Proceeds from sales of investments		0	41	385
Proceeds from maturities of investments		237	155	233
Change in deposits with banks		0	0	0
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Proceeds from significant disposals		0	0
Payments due to transfers of net liabilities associated with significant disposals		0	0
Change in federal funds sold and securities borrowed or purchased under agreements to resell		0	0	0
Changes in investments and advances—intercompany		(35,548)	(7,986)	7,226
Other investing activities		3	5	4
Net cash provided by (used in) investing activities of continuing operations		(35,308)	(7,785)	7,848
Cash flows from financing activities of continuing operations
Dividends paid		(1,253)	(633)	(314)
Issuance of preferred stock		6,227	3,699	4,192
Redemption of preferred stock				(94)
Treasury stock acquired		(5,452)	(1,232)	(837)
Proceeds (repayments) from issuance of long-term debt, net		127	(3,636)	(13,426)
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		0	0	0
Change in federal funds purchased and securities loaned or sold under agreements to repurchase		0	0	0
Change in short-term borrowings		(845)	749	(359)
Net change in short-term borrowings and other advances—intercompany		9,106	3,297	11,402
Capital contributions from parent			0	0
Other financing activities		(428)	(507)	(451)
Net cash provided by (used in) financing activities of continuing operations		7,482	1,737	113
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		(1)	(108)	80
Cash and due from banks at beginning of period		125	233	153
Cash and due from banks at end of period		124	125	233
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		111	235	(71)
Cash paid during the year for interest		4,916	5,632	6,514
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs			0	0
Decrease in net loans associated with significant disposals reclassified to HFS		0
Decrease in investments associated with significant disposals reclassified to HFS		0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		0
Decrease in deposits with banks with significant disposals reclassified to HFS		0
Transfers to loans HFS from loans		0	0	0
Transfers to OREO and other repossessed assets		0	0	0
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS		0
Decrease in deposits associated with reclassifications to HFS			0
Increase in short-term borrowings due to consolidation of VIEs			0	0
Decrease in long-term debt due to deconsolidation of VIEs			0
CGMHI | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		12,336	(10,915)	(5,692)
Cash flows from investing activities of continuing operations
Purchases of investments		(4)	(188)	(34)
Proceeds from sales of investments		53	42	0
Proceeds from maturities of investments		0	0	0
Change in deposits with banks		(8,414)	4,183	6,242
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Proceeds from significant disposals		0	0
Payments due to transfers of net liabilities associated with significant disposals		0	0
Change in federal funds sold and securities borrowed or purchased under agreements to resell		8,037	8,832	(2,838)
Changes in investments and advances—intercompany		1,044	3,549	(2,118)
Other investing activities		(101)	(72)	(171)
Net cash provided by (used in) investing activities of continuing operations		615	16,346	1,081
Cash flows from financing activities of continuing operations
Dividends paid		0	0	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock				0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		(139)	(634)	53
Proceeds (repayments) from issuance of long-term debt—intercompany, net		12,557	1,131	(202)
Change in deposits		0	0	0
Change in federal funds purchased and securities loaned or sold under agreements to repurchase		(27,442)	(15,268)	2,768
Change in short-term borrowings		(1,737)	143	1,130
Net change in short-term borrowings and other advances—intercompany		4,054	1,212	(13,149)
Capital contributions from parent			8,500	12,330
Other financing activities		0	0	0
Net cash provided by (used in) financing activities of continuing operations		(12,707)	(4,916)	2,930
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		244	515	(1,681)
Cash and due from banks at beginning of period		1,751	1,236	2,917
Cash and due from banks at end of period		1,995	1,751	1,236
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		175	353	(20)
Cash paid during the year for interest		2,346	2,298	2,575
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs			0	0
Decrease in net loans associated with significant disposals reclassified to HFS		0
Decrease in investments associated with significant disposals reclassified to HFS		0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		0
Decrease in deposits with banks with significant disposals reclassified to HFS		0
Transfers to loans HFS from loans		0	0	0
Transfers to OREO and other repossessed assets		0	0	0
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS		$ 0
Decrease in deposits associated with reclassifications to HFS			0
Increase in short-term borrowings due to consolidation of VIEs			0	$ 0
Decrease in long-term debt due to deconsolidation of VIEs			$ 0

[1]	See Note 1 to the Consolidated Financial Statements for the adoption of ASU No. 2014-08 in the second quarter of 2014 and Note 2 for further information on significant disposals.
[2]	The payments associated with significant disposals result primarily from the sale of deposit liabilities.